Third Quarter Report
January 31, 2023 (Unaudited)
Columbia Total Return Bond Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Total Return Bond Fund, January 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 10.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Affirm Asset Securitization Trust(a)
Series 2023-A Class A
01/18/2028	6.610%	7,950,000	7,942,721
American Credit Acceptance Receivables Trust(a)
Subordinated Series 2021-3 Class B
02/13/2026	0.660%	1,715,888	1,711,375
Ares LVIII CLO Ltd.(a),(b)
Series 2020-58A Class DR
3-month Term SOFR + 3.200% Floor 3.200% 01/15/2035	7.832%	5,000,000	4,608,570
Ares XLVI CLO Ltd.(a),(b)
Series 2017-46A Class B1
3-month USD LIBOR + 1.350% Floor 1.350% 01/15/2030	6.142%	7,780,000	7,576,491
Atrium XIII(a),(b)
Series 2013A Class B
3-month USD LIBOR + 1.500% Floor 1.500% 11/21/2030	6.315%	2,250,000	2,201,220
Bain Capital Credit CLO Ltd.(a),(b)
Series 2020-3A Class DR
3-month USD LIBOR + 3.250% Floor 3.250% 10/23/2034	8.065%	8,250,000	7,634,278
Series 2020-4A Class D
3-month USD LIBOR + 4.250% Floor 4.250% 10/20/2033	9.058%	3,750,000	3,684,604
Carlyle Global Market Strategies CLO Ltd.(a),(b)
Series 2016-3A Class ERR
3-month USD LIBOR + 7.000% Floor 7.000% 07/20/2034	11.808%	5,000,000	4,313,305
Carlyle Group LP(a),(b)
Series 2017-5A Class A2
3-month USD LIBOR + 1.400% 01/20/2030	6.208%	3,810,000	3,671,838
Carlyle US CLO Ltd.(a),(b)
Series 2019-3R Class CR
3-month USD LIBOR + 3.200% Floor 3.200% 10/20/2032	8.008%	13,400,000	12,676,949
Series 2020-2A Class CR
3-month USD LIBOR + 3.200% Floor 3.200% 01/25/2035	8.018%	15,150,000	13,865,568
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cent CLO Ltd.(a),(b)
Series 2018-C17A Class A2R
3-month USD LIBOR + 1.600% Floor 1.600% 04/30/2031	6.402%	9,300,000	9,029,007
Dryden CLO Ltd.(a),(b)
Series 2018-57A Class B
3-month USD LIBOR + 1.350% Floor 1.350% 05/15/2031	5.956%	7,000,000	6,778,296
Series 2020-83A Class D
3-month USD LIBOR + 3.500% Floor 3.500% 01/18/2032	8.295%	4,000,000	3,825,720
Exeter Automobile Receivables Trust(a)
Subordinated Series 2021-2A Class E
07/17/2028	2.900%	6,000,000	5,359,633
Goldentree Loan Management US CLO 10 Ltd.(a),(b)
Series 2021-10A Class D
3-month USD LIBOR + 3.050% Floor 3.050% 07/20/2034	7.858%	12,750,000	11,909,048
Goldentree Loan Opportunities XI Ltd.(a),(b)
Series 2015-11A Class BR2
3-month USD LIBOR + 1.350% 01/18/2031	6.145%	5,000,000	4,895,770
LP LMS Asset Securitization Trust(a)
Series 2021-2A Class A
01/15/2029	1.750%	4,560,881	4,413,224
Lucali CLO Ltd.(a),(b)
Series 2020-1A Class D
3-month USD LIBOR + 3.600% Floor 3.600% 01/15/2033	8.392%	5,000,000	4,843,865
Madison Park Funding XLVII Ltd.(a),(b)
Series 2020-47A Class D
3-month USD LIBOR + 4.100% Floor 4.000% 01/19/2034	8.798%	6,800,000	6,737,855
Madison Park Funding XXVII Ltd.(a),(b)
Series 2018-27A Class A2
3-month USD LIBOR + 1.350% 04/20/2030	6.158%	14,000,000	13,649,566
Marlette Funding Trust(a)
Series 2020-2A Class D
09/16/2030	4.650%	1,998,128	1,970,548
Series 2021-1A Class B
06/16/2031	1.000%	1,632,189	1,612,840
2	Columbia Total Return Bond Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, January 31, 2023 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Octagon 55 Ltd.(a),(b)
Series 2021-1A Class D
3-month USD LIBOR + 3.100% Floor 3.100% 07/20/2034	7.908%	8,750,000	8,301,414
Octagon Investment Partners 35 Ltd.(a),(b)
Series 2018-1A Class A2
3-month USD LIBOR + 1.400% Floor 1.400% 01/20/2031	6.208%	9,350,000	9,121,149
Oportun Issuance Trust(a)
Series 2021-B Class A
05/08/2031	1.470%	15,100,000	14,203,803
Subordinated Series 2021-B Class B
05/08/2031	1.960%	3,100,000	2,864,571
OZLM Funding IV Ltd.(a),(b)
Series 2013-4A Class D2R
3-month USD LIBOR + 7.250% Floor 7.250% 10/22/2030	12.065%	1,000,000	895,074
Pagaya AI Debt Selection Trust(a)
Series 2021-2 Class NOTE
01/25/2029	3.000%	5,023,009	4,695,244
Series 2021-5 Class A
08/15/2029	1.530%	6,376,600	6,227,241
Series 2021-HG1 Class A
01/16/2029	1.220%	3,484,453	3,293,069
Subordinated Series 2021-3 Class B
05/15/2029	1.740%	6,199,663	5,694,138
Subordinated Series 2021-5 Class B
08/15/2029	2.630%	9,248,910	8,401,299
Subordinated Series 2021-HG1 Class B
01/16/2029	1.820%	806,192	771,416
Pagaya AI Debt Trust(a)
Subordinated Series 2022-1 Class B
10/15/2029	3.344%	4,999,339	4,541,237
PAGAYA AI Debt Trust(a)
Subordinated Series 2022-3 Class B
03/15/2030	8.050%	7,000,000	6,998,141
Palmer Square Loan Funding Ltd.(a),(b)
Series 2021-4A Class B
3-month USD LIBOR + 1.750% Floor 1.750% 10/15/2029	6.542%	15,000,000	14,273,100
Prosper Pass-Through Trust(a),(c)
Series 2019-ST2 Class A
11/15/2025	3.750%	253,260	253,260
Research-Driven Pagaya Motor Asset Trust IV(a)
Series 2021-2A Class A
03/25/2030	2.650%	5,155,168	4,557,049
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Stewart Park CLO Ltd.(a),(b)
Series 2017-1A Class BR
3-month USD LIBOR + 1.370% Floor 1.370% 01/15/2030	6.162%	5,828,571	5,680,490
Upstart Pass-Through Trust(a)
Series 2020-ST6 Class A
01/20/2027	3.000%	1,781,971	1,698,542
Series 2021-ST10 Class A
01/20/2030	2.250%	4,952,230	4,723,880
Series 2021-ST4 Class A
07/20/2027	2.000%	4,342,731	4,033,728
Series 2021-ST5 Class A
07/20/2027	2.000%	4,077,746	3,895,248
Voya CLO Ltd.(a),(b)
Series 2021-1A Class D
3-month USD LIBOR + 3.150% Floor 3.150% 07/15/2034	7.942%	8,350,000	7,715,024
Total Asset-Backed Securities — Non-Agency (Cost $282,253,259)			267,750,408

Commercial Mortgage-Backed Securities - Agency 0.2%

FRESB Mortgage Trust(d)
Series 2018-SB45 Class A10F (FHLMC)
11/25/2027	3.160%	3,797,096	3,646,382
Government National Mortgage Association(d),(e)
Series 2019-147 Class IO
06/16/2061	0.397%	59,092,336	2,343,525
Total Commercial Mortgage-Backed Securities - Agency (Cost $9,464,725)			5,989,907

Commercial Mortgage-Backed Securities - Non-Agency 4.5%

American Homes 4 Rent Trust(a)
Series 2014-SFR3 Class A
12/17/2036	3.678%	1,357,546	1,307,494
BAMLL Commercial Mortgage Securities Trust(a),(d)
Series 2013-WBRK Class A
03/10/2037	3.534%	3,000,000	2,741,355
BAMLL Commercial Mortgage Securities Trust(a),(b)
Series 2019-RLJ Class D
1-month USD LIBOR + 1.950% Floor 1.950% 04/15/2036	6.409%	7,730,000	7,606,007
BBCMS Trust(a),(b)
Subordinated Series 2018-BXH Class E
1-month USD LIBOR + 2.250% Floor 2.250% 10/15/2037	6.704%	4,790,000	4,509,819

Columbia Total Return Bond Fund | Third Quarter Report 2023	3

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, January 31, 2023 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BFLD Trust(a),(b)
Series 2019-DPLO Class F
1-month USD LIBOR + 2.540% Floor 2.540% 10/15/2034	6.999%	1,800,000	1,709,762
Subordinated Series 2019-DPLO Class D
1-month USD LIBOR + 1.840% Floor 1.840% 10/15/2034	6.299%	1,600,000	1,554,805
Braemar Hotels & Resorts Trust(a),(b)
Series 2018-PRME Class E
1-month USD LIBOR + 2.400% Floor 2.400% 06/15/2035	6.855%	6,850,000	6,414,073
Subordinated Series 2018-PRME Class D
1-month USD LIBOR + 1.800% Floor 1.925% 06/15/2035	6.255%	3,100,000	2,981,187
BX Trust(a),(b)
Series 2019-ATL Class C
1-month USD LIBOR + 1.587% Floor 1.587%, Cap 1.587% 10/15/2036	6.046%	4,361,000	4,219,416
Subordinated Series 2019-ATL Class D
1-month USD LIBOR + 1.887% Floor 1.887% 10/15/2036	6.346%	3,801,000	3,601,653
BX Trust(a)
Series 2019-OC11 Class E
12/09/2041	4.076%	2,850,000	2,260,279
CLNY Trust(a),(b)
Subordinated Series 2019-IKPR Class E
1-month USD LIBOR + 2.721% Floor 2.721% 11/15/2038	7.175%	8,500,000	7,862,113
Cold Storage Trust(a),(b)
Subordinated Series 2020-ICE5 Class F
1-month USD LIBOR + 3.492% Floor 3.492% 11/15/2037	7.952%	7,618,176	7,408,667
COMM Mortgage Trust(a),(d)
Subordinated Series 2020-CBM Class E
02/10/2037	3.633%	4,850,000	4,292,495
Subordinated Series 2020-CX Class D
11/10/2046	2.684%	5,600,000	4,085,475
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated Series 2014-USA Class E
09/15/2037	4.373%	8,285,000	4,707,617
Subordinated Series 2014-USA Class F
09/15/2037	4.373%	7,750,000	4,005,018
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Extended Stay America Trust(a),(b)
Series 2021-ESH Class D
1-month USD LIBOR + 2.250% Floor 2.250% 07/15/2038	6.704%	13,227,405	12,896,525
Hilton USA Trust(a)
Subordinated Series 2016-SFP Class E
11/05/2035	5.519%	5,500,000	5,161,644
Morgan Stanley Capital I Trust(a),(d)
Series 2019-MEAD Class E
11/10/2036	3.177%	6,200,000	5,361,659
Progress Residential Trust(a)
Series 2020-SFR1 Class E
04/17/2037	3.032%	8,750,000	7,991,519
Subordinated Series 2019-SFR3 Class F
09/17/2036	3.867%	1,225,000	1,163,325
Subordinated Series 2019-SFR4 Class F
10/17/2036	3.684%	765,000	728,610
Subordinated Series 2020-SFR2 Class E
06/17/2037	5.115%	2,800,000	2,695,328
UBS Commercial Mortgage Trust(a),(b)
Series 2018-NYCH Class B
1-month USD LIBOR + 1.250% Floor 1.250% 02/15/2032	5.709%	4,800,000	4,699,343
Wells Fargo Commercial Mortgage Trust(a),(b)
Series 2017-SMP Class A
1-month USD LIBOR + 0.875% Floor 0.875% 12/15/2034	5.334%	4,555,000	4,244,214
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $128,358,452)			116,209,402

Common Stocks 0.0%
Issuer	Shares	Value ($)
Financials 0.0%
Insurance 0.0%
Mr. Cooper Group, Inc.(f)	4,518	207,783
Total Financials		207,783
Industrials 0.0%
Airlines 0.0%
United Airlines Holdings, Inc.(f)	1,493	73,097
Total Industrials		73,097
Total Common Stocks (Cost $1,511,077)		280,880

4	Columbia Total Return Bond Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, January 31, 2023 (Unaudited)
Convertible Bonds 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 0.0%
DISH Network Corp.
Subordinated
08/15/2026	3.375%	572,000	374,255
Total Convertible Bonds (Cost $545,690)			374,255

Corporate Bonds & Notes(g) 27.7%

Aerospace & Defense 0.9%
Boeing Co. (The)
05/01/2025	4.875%	3,750,000	3,750,599
03/01/2029	3.200%	2,945,000	2,691,948
08/01/2059	3.950%	5,936,000	4,407,690
05/01/2060	5.930%	4,074,000	4,155,258
Bombardier, Inc.(a)
12/01/2024	7.500%	471,000	480,149
Howmet Aerospace, Inc.
01/15/2029	3.000%	1,280,000	1,116,977
Spirit AeroSystems, Inc.(a)
11/30/2029	9.375%	280,000	304,099
TransDigm, Inc.(a)
03/15/2026	6.250%	2,883,000	2,881,928
TransDigm, Inc.
06/15/2026	6.375%	668,000	659,668
11/15/2027	5.500%	1,012,000	966,444
01/15/2029	4.625%	50,000	45,136
05/01/2029	4.875%	543,000	491,091
Total			21,950,987
Airlines 0.1%
Air Canada(a)
08/15/2026	3.875%	435,000	402,478
American Airlines, Inc.(a)
07/15/2025	11.750%	550,000	612,521
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2026	5.500%	1,269,643	1,245,143
04/20/2029	5.750%	172,571	167,063
Hawaiian Brand Intellectual Property Ltd./Miles Loyalty Ltd.(a)
01/20/2026	5.750%	657,100	628,050
United Airlines, Inc.(a)
04/15/2026	4.375%	215,000	204,232
04/15/2029	4.625%	240,000	218,983
Total			3,478,470
Automotive 0.4%
American Axle & Manufacturing, Inc.
04/01/2027	6.500%	29,000	26,750
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ford Motor Co.
02/12/2032	3.250%	750,000	595,565
01/15/2043	4.750%	3,582,000	2,797,512
12/08/2046	5.291%	1,500,000	1,242,785
Ford Motor Credit Co. LLC
09/08/2024	3.664%	934,000	901,428
11/13/2025	3.375%	679,000	632,418
01/09/2027	4.271%	630,000	592,250
08/17/2027	4.125%	363,000	334,466
02/16/2028	2.900%	221,000	190,658
11/13/2030	4.000%	1,330,000	1,161,101
Goodyear Tire & Rubber Co. (The)
07/15/2029	5.000%	328,000	289,263
IAA Spinco, Inc.(a)
06/15/2027	5.500%	767,000	769,633
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	320,000	314,515
Panther BF Aggregator 2 LP/Finance Co., Inc.(a)
05/15/2026	6.250%	664,000	660,099
05/15/2027	8.500%	592,000	590,228
Total			11,098,671
Banking 6.8%
Bank of America Corp.(h)
07/23/2031	1.898%	18,920,000	15,298,658
10/20/2032	2.572%	18,220,000	15,088,355
02/04/2033	2.972%	18,480,000	15,760,716
Citigroup, Inc.(h)
06/03/2031	2.572%	3,633,000	3,079,913
01/25/2033	3.057%	17,722,000	15,187,427
Goldman Sachs Group, Inc. (The)(h)
07/21/2032	2.383%	17,727,000	14,520,164
10/21/2032	2.650%	7,961,000	6,610,854
HSBC Holdings PLC(h)
05/24/2032	2.804%	5,399,000	4,451,022
11/22/2032	2.871%	19,069,000	15,688,984
JPMorgan Chase & Co.(h)
10/15/2030	2.739%	4,175,000	3,648,073
11/19/2031	1.764%	7,725,000	6,151,890
04/22/2032	2.580%	21,216,000	17,873,114
11/08/2032	2.545%	15,753,000	13,082,550
Morgan Stanley(h)
07/21/2032	2.239%	3,556,000	2,886,375
Subordinated
09/16/2036	2.484%	1,460,000	1,129,947
Washington Mutual Bank(c),(i),(j)
Subordinated
01/15/2015	0.000%	27,379,000	41,069

Columbia Total Return Bond Fund | Third Quarter Report 2023	5

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, January 31, 2023 (Unaudited)
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wells Fargo & Co.(h)
10/30/2030	2.879%	1,254,000	1,109,368
02/11/2031	2.572%	25,691,000	22,184,883
Total			173,793,362
Brokerage/Asset Managers/Exchanges 0.1%
AG TTMT Escrow Issuer LLC(a)
09/30/2027	8.625%	567,000	584,733
Hightower Holding LLC(a)
04/15/2029	6.750%	450,000	387,893
NFP Corp(a)
10/01/2030	7.500%	640,000	610,774
NFP Corp.(a)
08/15/2028	4.875%	471,000	411,863
08/15/2028	6.875%	1,592,000	1,378,500
Total			3,373,763
Building Materials 0.1%
American Builders & Contractors Supply Co., Inc.(a)
01/15/2028	4.000%	299,000	272,956
Beacon Roofing Supply, Inc.(a)
11/15/2026	4.500%	463,000	441,227
James Hardie International Finance DAC(a)
01/15/2028	5.000%	250,000	238,888
SRS Distribution, Inc.(a)
07/01/2028	4.625%	525,000	482,684
07/01/2029	6.125%	556,000	478,097
12/01/2029	6.000%	447,000	382,246
White Cap Buyer LLC(a)
10/15/2028	6.875%	319,000	292,102
Total			2,588,200
Cable and Satellite 1.2%
CCO Holdings LLC/Capital Corp.(a)
05/01/2027	5.125%	396,000	377,352
06/01/2029	5.375%	233,000	215,480
03/01/2030	4.750%	862,000	753,781
08/15/2030	4.500%	1,140,000	974,681
02/01/2031	4.250%	194,000	161,581
02/01/2032	4.750%	619,000	526,000
CCO Holdings LLC/Capital Corp.
05/01/2032	4.500%	2,448,000	2,027,288
Charter Communications Operating LLC/Capital
05/01/2047	5.375%	1,980,000	1,687,712
12/01/2061	4.400%	5,381,000	3,756,927
06/30/2062	3.950%	2,878,000	1,848,634
04/01/2063	5.500%	1,573,000	1,307,619
CSC Holdings LLC
06/01/2024	5.250%	586,000	574,107
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CSC Holdings LLC(a)
02/01/2028	5.375%	640,000	537,624
01/15/2030	5.750%	402,000	253,504
12/01/2030	4.125%	941,000	690,794
12/01/2030	4.625%	241,000	142,521
02/15/2031	3.375%	961,000	670,313
11/15/2031	5.000%	159,000	95,068
DIRECTV Holdings LLC/Financing Co., Inc.(a)
08/15/2027	5.875%	366,000	331,509
DISH DBS Corp.
07/01/2026	7.750%	799,000	648,170
06/01/2029	5.125%	1,341,000	852,803
DISH Network Corp.(a)
11/15/2027	11.750%	1,146,000	1,188,531
Radiate Holdco LLC/Finance, Inc.(a)
09/15/2026	4.500%	599,000	458,824
09/15/2028	6.500%	1,312,000	682,888
Sirius XM Radio, Inc.(a)
09/01/2026	3.125%	411,000	370,541
08/01/2027	5.000%	347,000	328,379
07/15/2028	4.000%	813,000	722,703
07/01/2030	4.125%	244,000	209,101
Videotron Ltd.(a)
06/15/2029	3.625%	4,632,000	4,046,446
Virgin Media Finance PLC(a)
07/15/2030	5.000%	542,000	455,180
Virgin Media Secured Finance PLC(a)
05/15/2029	5.500%	316,000	292,815
VZ Secured Financing BV(a)
01/15/2032	5.000%	1,165,000	997,652
Ziggo Bond Co. BV(a)
02/28/2030	5.125%	373,000	308,225
Ziggo Bond Finance BV(a)
01/15/2027	6.000%	335,000	317,030
Ziggo BV(a)
01/15/2030	4.875%	1,110,000	968,308
Total			29,780,091
Chemicals 0.4%
Avient Corp.(a)
08/01/2030	7.125%	544,000	550,392
Axalta Coating Systems LLC(a)
02/15/2029	3.375%	221,000	190,011
Axalta Coating Systems LLC/Dutch Holding B BV(a)
06/15/2027	4.750%	408,000	385,446
Braskem Netherlands Finance BV(a)
01/31/2030	4.500%	1,500,000	1,322,166
Cheever Escrow Issuer LLC(a)
10/01/2027	7.125%	695,000	680,592

6	Columbia Total Return Bond Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, January 31, 2023 (Unaudited)
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Element Solutions, Inc.(a)
09/01/2028	3.875%	618,000	546,524
HB Fuller Co.
10/15/2028	4.250%	633,000	560,449
Herens Holdco Sarl(a)
05/15/2028	4.750%	476,000	390,805
Illuminate Buyer LLC/Holdings IV, Inc.(a)
07/01/2028	9.000%	829,000	742,079
INEOS Quattro Finance 2 Plc(a)
01/15/2026	3.375%	739,000	678,038
Ingevity Corp.(a)
11/01/2028	3.875%	494,000	434,604
Innophos Holdings, Inc.(a)
02/15/2028	9.375%	305,000	301,026
Iris Holdings, Inc.(a),(k)
02/15/2026	8.750%	188,000	163,783
Olympus Water US Holding Corp.(a)
10/01/2028	4.250%	568,000	474,832
10/01/2029	6.250%	300,000	248,899
SPCM SA(a)
03/15/2027	3.125%	190,000	167,517
Unifrax Escrow Issuer Corp.(a)
09/30/2028	5.250%	284,000	242,543
WR Grace Holdings LLC(a)
06/15/2027	4.875%	836,000	779,998
08/15/2029	5.625%	1,743,000	1,451,860
Total			10,311,564
Construction Machinery 0.1%
H&E Equipment Services, Inc.(a)
12/15/2028	3.875%	1,248,000	1,100,686
Herc Holdings, Inc.(a)
07/15/2027	5.500%	87,000	83,331
Ritchie Bros. Auctioneers, Inc.(a)
01/15/2025	5.375%	206,000	204,471
United Rentals North America, Inc.
05/15/2027	5.500%	179,000	177,908
02/15/2031	3.875%	194,000	171,753
01/15/2032	3.750%	203,000	175,529
Total			1,913,678
Consumer Cyclical Services 0.1%
APX Group, Inc.(a)
07/15/2029	5.750%	98,000	84,874
Arches Buyer, Inc.(a)
12/01/2028	6.125%	765,000	644,575
ASGN, Inc.(a)
05/15/2028	4.625%	268,000	245,216
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Staples, Inc.(a)
04/15/2026	7.500%	278,000	246,809
Uber Technologies, Inc.(a)
05/15/2025	7.500%	463,000	470,028
01/15/2028	6.250%	135,000	132,150
08/15/2029	4.500%	2,043,000	1,821,821
Total			3,645,473
Consumer Products 0.3%
CD&R Smokey Buyer, Inc.(a)
07/15/2025	6.750%	1,089,000	988,014
Mattel, Inc.(a)
04/01/2026	3.375%	166,000	155,279
12/15/2027	5.875%	300,000	300,379
04/01/2029	3.750%	765,000	687,129
Mattel, Inc.
10/01/2040	6.200%	925,000	857,001
11/01/2041	5.450%	28,000	24,077
Newell Brands, Inc.
06/01/2025	4.875%	371,000	362,509
09/15/2027	6.375%	215,000	216,161
09/15/2029	6.625%	304,000	308,187
04/01/2046	5.750%	2,422,000	2,016,645
Prestige Brands, Inc.(a)
01/15/2028	5.125%	214,000	205,369
Scotts Miracle-Gro Co. (The)
04/01/2031	4.000%	275,000	223,334
Spectrum Brands, Inc.
07/15/2025	5.750%	136,000	134,976
Spectrum Brands, Inc.(a)
10/01/2029	5.000%	618,000	546,695
07/15/2030	5.500%	45,000	40,815
03/15/2031	3.875%	247,000	199,196
Tempur Sealy International, Inc.(a)
10/15/2031	3.875%	318,000	262,337
Total			7,528,103
Diversified Manufacturing 0.5%
Carrier Global Corp.
02/15/2030	2.722%	8,257,000	7,216,752
Chart Industries, Inc.(a)
01/01/2030	7.500%	340,000	347,316
01/01/2031	9.500%	117,000	122,110
Gates Global LLC/Co.(a)
01/15/2026	6.250%	876,000	862,983
Madison IAQ LLC(a)
06/30/2028	4.125%	741,000	652,566
06/30/2029	5.875%	587,000	471,618

Columbia Total Return Bond Fund | Third Quarter Report 2023	7

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, January 31, 2023 (Unaudited)
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Resideo Funding, Inc.(a)
09/01/2029	4.000%	385,000	316,682
Vertical US Newco, Inc.(a)
07/15/2027	5.250%	229,000	211,596
WESCO Distribution, Inc.(a)
06/15/2025	7.125%	1,091,000	1,108,355
06/15/2028	7.250%	287,000	295,183
Total			11,605,161
Electric 1.3%
AEP Texas, Inc.
01/15/2050	3.450%	3,890,000	3,004,694
Calpine Corp.(a)
02/15/2028	4.500%	520,000	480,239
Clearway Energy Operating LLC(a)
02/15/2031	3.750%	1,016,000	859,545
01/15/2032	3.750%	193,000	159,387
Duke Energy Corp.
09/01/2046	3.750%	8,515,000	6,782,026
Emera US Finance LP
06/15/2046	4.750%	7,655,000	6,408,238
Georgia Power Co.
03/15/2042	4.300%	2,286,000	2,062,098
Leeward Renewable Energy Operations LLC(a)
07/01/2029	4.250%	135,000	119,446
NextEra Energy Operating Partners LP(a)
07/15/2024	4.250%	988,000	967,514
NRG Energy, Inc.
01/15/2028	5.750%	15,000	14,326
NRG Energy, Inc.(a)
02/15/2029	3.375%	182,000	150,799
06/15/2029	5.250%	768,000	693,389
02/15/2032	3.875%	2,913,000	2,268,776
Pacific Gas and Electric Co.
07/01/2050	4.950%	6,365,000	5,313,698
Pattern Energy Operations LP/Inc.(a)
08/15/2028	4.500%	132,000	121,126
PG&E Corp.
07/01/2028	5.000%	80,000	74,839
TerraForm Power Operating LLC(a)
01/15/2030	4.750%	494,000	446,304
Vistra Operations Co. LLC(a)
09/01/2026	5.500%	68,000	66,246
02/15/2027	5.625%	209,000	202,526
07/31/2027	5.000%	712,000	669,708
05/01/2029	4.375%	2,677,000	2,356,335
Total			33,221,259
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Environmental 0.1%
Clean Harbors, Inc.(a)
02/01/2031	6.375%	95,000	96,775
GFL Environmental, Inc.(a)
08/01/2025	3.750%	852,000	810,244
12/15/2026	5.125%	274,000	266,627
08/01/2028	4.000%	343,000	304,475
09/01/2028	3.500%	299,000	266,321
06/15/2029	4.750%	504,000	455,552
Waste Pro USA, Inc.(a)
02/15/2026	5.500%	1,255,000	1,167,276
Total			3,367,270
Finance Companies 0.3%
Navient Corp.
06/25/2025	6.750%	79,000	78,830
06/15/2026	6.750%	579,000	571,983
OneMain Finance Corp.
09/15/2030	4.000%	45,000	35,867
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	524,000	491,121
Quicken Loans LLC/Co-Issuer, Inc.(a)
03/01/2029	3.625%	2,049,000	1,728,926
03/01/2031	3.875%	975,000	794,070
Rocket Mortgage LLC/Co-Issuer, Inc.(a)
10/15/2033	4.000%	5,070,000	4,019,703
Springleaf Finance Corp.
03/15/2024	6.125%	502,000	497,917
03/15/2025	6.875%	181,000	180,409
Total			8,398,826
Food and Beverage 1.3%
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2036	4.700%	3,645,000	3,614,127
Bacardi Ltd.(a)
05/15/2048	5.300%	9,130,000	8,998,673
Becle SAB de CV(a)
10/14/2031	2.500%	3,000,000	2,418,022
Darling Ingredients, Inc.(a)
06/15/2030	6.000%	720,000	716,567
FAGE International SA/USA Dairy Industry, Inc.(a)
08/15/2026	5.625%	1,199,000	1,126,462
Grupo Bimbo SAB de CV(a)
06/27/2024	3.875%	971,000	957,181
JBS USA LUX SA/Food Co./Finance, Inc.(a)
01/15/2030	5.500%	223,000	216,464
12/01/2031	3.750%	362,000	306,975

8	Columbia Total Return Bond Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, January 31, 2023 (Unaudited)
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Lamb Weston Holdings, Inc.(a)
01/31/2030	4.125%	422,000	380,424
01/31/2032	4.375%	421,000	376,747
MHP SE(a)
05/10/2024	7.750%	581,000	295,913
Pilgrim’s Pride Corp.(a)
09/30/2027	5.875%	491,000	487,000
04/15/2031	4.250%	1,786,000	1,549,291
03/01/2032	3.500%	9,274,000	7,548,681
Post Holdings, Inc.(a)
03/01/2027	5.750%	293,000	288,910
04/15/2030	4.625%	624,000	549,138
09/15/2031	4.500%	864,000	745,183
Primo Water Holdings, Inc.(a)
04/30/2029	4.375%	450,000	393,169
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(a)
03/01/2029	4.625%	517,000	438,698
US Foods, Inc.(a)
04/15/2025	6.250%	379,000	379,492
02/15/2029	4.750%	585,000	536,128
06/01/2030	4.625%	328,000	295,316
Total			32,618,561
Gaming 0.4%
Boyd Gaming Corp.
12/01/2027	4.750%	332,000	315,722
Boyd Gaming Corp.(a)
06/15/2031	4.750%	497,000	446,387
Caesars Entertainment, Inc.(a)
10/15/2029	4.625%	1,374,000	1,173,756
Caesars Entertainment, Inc.(a),(l)
02/15/2030	7.000%	969,000	987,433
Colt Merger Sub, Inc.(a)
07/01/2025	5.750%	501,000	501,299
07/01/2025	6.250%	1,369,000	1,363,875
07/01/2027	8.125%	435,000	441,525
International Game Technology PLC(a)
02/15/2025	6.500%	382,000	385,959
04/15/2026	4.125%	352,000	335,025
MGM Resorts International
05/01/2025	6.750%	2,000,000	2,012,680
Midwest Gaming Borrower LLC(a)
05/01/2029	4.875%	408,000	360,748
Penn National Gaming, Inc.(a)
07/01/2029	4.125%	373,000	308,387
Scientific Games Holdings LP/US FinCo, Inc.(a)
03/01/2030	6.625%	680,000	606,252
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Scientific Games International, Inc.(a)
07/01/2025	8.625%		122,000	125,119
05/15/2028	7.000%		88,000	87,267
11/15/2029	7.250%		406,000	406,798
Wynn Las Vegas LLC/Capital Corp.(a)
03/01/2025	5.500%		137,000	133,317
Wynn Resorts Finance LLC/Capital Corp.(a)
04/15/2025	7.750%		175,000	175,593
10/01/2029	5.125%		165,000	147,227
Total				10,314,369
Health Care 1.3%
Acadia Healthcare Co., Inc.(a)
07/01/2028	5.500%		195,000	187,764
04/15/2029	5.000%		669,000	625,756
AdaptHealth LLC(a)
08/01/2029	4.625%		138,000	120,067
03/01/2030	5.125%		686,000	611,074
Avantor Funding, Inc.(a)
07/15/2028	4.625%		326,000	307,252
11/01/2029	3.875%		858,000	758,655
Becton Dickinson Euro Finance SARL
08/13/2041	1.336%	EUR	4,111,000	2,878,368
Catalent Pharma Solutions, Inc.(a)
02/15/2029	3.125%		106,000	87,955
04/01/2030	3.500%		257,000	212,339
Charles River Laboratories International, Inc.(a)
05/01/2028	4.250%		28,000	25,947
03/15/2029	3.750%		215,000	191,911
03/15/2031	4.000%		185,000	163,575
CHS/Community Health Systems, Inc.(a)
04/15/2029	6.875%		422,000	266,767
05/15/2030	5.250%		1,150,000	926,880
02/15/2031	4.750%		307,000	235,857
Encompass Health Corp.
02/01/2028	4.500%		422,000	394,023
GE Healthcare Holding LLC(a)
11/15/2027	5.650%		8,320,000	8,614,247
HCA, Inc.
06/15/2026	5.250%		850,000	851,504
HCA, Inc.(a)
03/15/2052	4.625%		13,000,000	10,970,698
Indigo Merger Sub, Inc.(a)
07/15/2026	2.875%		281,000	257,128
IQVIA, Inc.(a)
10/15/2026	5.000%		653,000	636,481
Mozart Debt Merger Sub, Inc.(a)
04/01/2029	3.875%		135,000	115,511
10/01/2029	5.250%		773,000	648,719

Columbia Total Return Bond Fund | Third Quarter Report 2023	9

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, January 31, 2023 (Unaudited)
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Select Medical Corp.(a)
08/15/2026	6.250%	1,178,000	1,150,398
Tenet Healthcare Corp.
07/15/2024	4.625%	341,000	336,363
01/01/2026	4.875%	220,000	214,230
11/01/2027	5.125%	521,000	501,527
06/15/2028	4.625%	69,000	64,058
10/01/2028	6.125%	605,000	563,441
06/01/2029	4.250%	84,000	74,737
01/15/2030	4.375%	633,000	563,372
Tenet Healthcare Corp.(a)
02/01/2027	6.250%	389,000	380,247
Total			33,936,851
Healthcare Insurance 0.5%
Aetna, Inc.
11/15/2042	4.125%	972,000	843,363
Centene Corp.
02/15/2030	3.375%	615,000	541,559
10/15/2030	3.000%	7,565,000	6,466,565
08/01/2031	2.625%	4,372,000	3,582,076
Total			11,433,563
Home Construction 0.1%
Meritage Homes Corp.
06/01/2025	6.000%	277,000	278,281
Meritage Homes Corp.(a)
04/15/2029	3.875%	2,684,000	2,378,004
Shea Homes LP/Funding Corp.
02/15/2028	4.750%	70,000	62,337
Taylor Morrison Communities, Inc.(a)
01/15/2028	5.750%	84,000	81,514
Total			2,800,136
Independent Energy 1.4%
Apache Corp.
02/01/2042	5.250%	227,000	190,762
04/15/2043	4.750%	246,000	194,725
Callon Petroleum Co.
07/01/2026	6.375%	812,000	785,442
Callon Petroleum Co.(a)
08/01/2028	8.000%	215,000	214,811
Centennial Resource Production LLC(a)
04/01/2027	6.875%	121,000	118,646
CNX Resources Corp.(a)
03/14/2027	7.250%	29,000	28,869
01/15/2029	6.000%	305,000	281,869
01/15/2031	7.375%	880,000	857,307
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Colgate Energy Partners III LLC(a)
07/01/2029	5.875%	902,000	847,281
Comstock Resources, Inc.(a)
03/01/2029	6.750%	191,000	175,973
01/15/2030	5.875%	286,000	246,804
CrownRock LP/Finance, Inc.(a)
10/15/2025	5.625%	648,000	633,841
05/01/2029	5.000%	223,000	205,969
Endeavor Energy Resources LP/Finance, Inc.(a)
01/30/2028	5.750%	213,000	210,385
Hilcorp Energy I LP/Finance Co.(a)
11/01/2028	6.250%	22,000	21,122
02/01/2029	5.750%	264,000	245,596
04/15/2030	6.000%	300,000	280,756
02/01/2031	6.000%	282,000	259,639
04/15/2032	6.250%	334,000	308,480
Matador Resources Co.
09/15/2026	5.875%	422,000	415,370
Occidental Petroleum Corp.
09/01/2030	6.625%	896,000	952,047
01/01/2031	6.125%	3,429,000	3,584,654
09/15/2036	6.450%	9,723,000	10,230,275
03/15/2040	6.200%	672,000	678,111
03/15/2046	6.600%	12,797,000	13,629,108
Southwestern Energy Co.
02/01/2029	5.375%	144,000	135,377
02/01/2032	4.750%	1,327,000	1,169,669
Total			36,902,888
Integrated Energy 0.1%
Cenovus Energy, Inc.
02/15/2052	3.750%	2,315,000	1,761,847
Lukoil International Finance BV(a)
04/24/2023	4.563%	971,000	867,158
Total			2,629,005
Leisure 0.4%
Carnival Corp.(a)
03/01/2026	7.625%	862,000	784,562
03/01/2027	5.750%	1,610,000	1,335,923
08/01/2028	4.000%	623,000	537,043
05/01/2029	6.000%	271,000	214,090
Carnival Holdings Bermuda Ltd.(a)
05/01/2028	10.375%	461,000	497,777
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC(a)
05/01/2025	5.500%	651,000	646,506
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC
10/01/2028	6.500%	334,000	325,844

10	Columbia Total Return Bond Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, January 31, 2023 (Unaudited)
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cinemark USA, Inc.(a)
05/01/2025	8.750%	93,000	95,188
03/15/2026	5.875%	743,000	667,753
07/15/2028	5.250%	417,000	341,960
NCL Corp., Ltd.(a)
02/15/2029	7.750%	104,000	89,356
NCL Finance Ltd.(a)
03/15/2028	6.125%	113,000	91,835
Royal Caribbean Cruises Ltd.(a)
07/01/2026	4.250%	293,000	254,112
08/31/2026	5.500%	657,000	587,724
07/15/2027	5.375%	266,000	231,122
08/15/2027	11.625%	515,000	546,672
04/01/2028	5.500%	872,000	750,147
01/15/2029	8.250%	400,000	417,893
Royal Caribbean Cruises Ltd.
03/15/2028	3.700%	330,000	260,164
Six Flags Entertainment Corp.(a)
07/31/2024	4.875%	491,000	480,505
Six Flags Theme Parks, Inc.(a)
07/01/2025	7.000%	31,000	31,413
Total			9,187,589
Life Insurance 0.1%
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%	2,100,000	2,045,374
Lodging 0.0%
Hilton Domestic Operating Co., Inc.(a)
05/01/2025	5.375%	61,000	60,741
05/01/2028	5.750%	67,000	66,436
02/15/2032	3.625%	253,000	211,639
Marriott Ownership Resorts, Inc.(a)
06/15/2029	4.500%	188,000	163,986
Wyndham Hotels & Resorts, Inc.(a)
08/15/2028	4.375%	312,000	289,320
Total			792,122
Media and Entertainment 1.6%
Cengage Learning, Inc.(a)
06/15/2024	9.500%	548,000	533,603
Clear Channel International BV(a)
08/01/2025	6.625%	289,000	283,306
Clear Channel Outdoor Holdings, Inc.(a)
04/15/2028	7.750%	716,000	609,803
06/01/2029	7.500%	1,217,000	990,271
Clear Channel Worldwide Holdings, Inc.(a)
08/15/2027	5.125%	452,000	411,737
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
iHeartCommunications, Inc.
05/01/2026	6.375%		516,634	495,378
05/01/2027	8.375%		670,507	601,100
iHeartCommunications, Inc.(a)
01/15/2028	4.750%		846,000	723,838
Magallanes, Inc.(a)
03/15/2062	5.391%		24,049,000	20,017,219
Netflix, Inc.
04/15/2028	4.875%		546,000	545,537
11/15/2028	5.875%		749,000	779,824
05/15/2029	4.625%	EUR	3,824,000	4,231,235
05/15/2029	6.375%		525,000	562,990
Netflix, Inc.(a)
11/15/2029	3.875%	EUR	2,128,000	2,261,713
11/15/2029	5.375%		167,000	169,153
06/15/2030	3.625%	EUR	3,632,000	3,782,699
06/15/2030	4.875%		3,306,000	3,271,972
Outfront Media Capital LLC/Corp.(a)
08/15/2027	5.000%		180,000	166,620
01/15/2029	4.250%		139,000	119,626
03/15/2030	4.625%		97,000	83,342
Playtika Holding Corp.(a)
03/15/2029	4.250%		600,000	498,499
Roblox Corp.(a)
05/01/2030	3.875%		469,000	395,264
Univision Communications, Inc.(a)
05/01/2029	4.500%		243,000	209,031
06/30/2030	7.375%		540,000	529,369
Total				42,273,129
Metals and Mining 0.2%
Allegheny Technologies, Inc.
10/01/2029	4.875%		108,000	98,816
10/01/2031	5.125%		777,000	705,494
Commercial Metals Co.
02/15/2031	3.875%		60,000	52,194
Constellium NV(a)
02/15/2026	5.875%		614,000	605,320
Constellium SE(a)
06/15/2028	5.625%		646,000	611,346
04/15/2029	3.750%		1,309,000	1,118,688
Hudbay Minerals, Inc.(a)
04/01/2029	6.125%		441,000	406,921
Kaiser Aluminum Corp.(a)
03/01/2028	4.625%		83,000	75,825
06/01/2031	4.500%		1,407,000	1,190,704

Columbia Total Return Bond Fund | Third Quarter Report 2023	11

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, January 31, 2023 (Unaudited)
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Novelis Corp.(a)
11/15/2026	3.250%	256,000	231,777
01/30/2030	4.750%	554,000	506,312
08/15/2031	3.875%	309,000	260,460
Total			5,863,857
Midstream 1.9%
CNX Midstream Partners LP(a)
04/15/2030	4.750%	451,000	381,406
DCP Midstream Operating LP
03/15/2023	3.875%	48,000	47,889
Delek Logistics Partners LP/Finance Corp.
05/15/2025	6.750%	96,000	93,701
DT Midstream, Inc.(a)
06/15/2029	4.125%	315,000	277,808
06/15/2031	4.375%	626,000	547,237
Enterprise Products Operating LLC
01/31/2060	3.950%	3,114,000	2,471,044
EQM Midstream Partners LP(a)
07/01/2025	6.000%	106,000	104,397
07/01/2027	6.500%	281,000	274,832
01/15/2029	4.500%	315,000	276,185
01/15/2031	4.750%	2,619,000	2,218,495
EQM Midstream Partners LP
07/15/2048	6.500%	6,358,000	4,930,929
Galaxy Pipeline Assets Bidco Ltd.(a)
09/30/2040	3.250%	3,995,000	3,157,669
Hess Midstream Operations LP(a)
02/15/2030	4.250%	202,000	177,072
Holly Energy Partners LP/Finance Corp.(a)
04/15/2027	6.375%	246,000	243,663
02/01/2028	5.000%	486,000	452,547
ITT Holdings LLC(a)
08/01/2029	6.500%	324,000	281,667
Kinder Morgan, Inc.
02/15/2046	5.050%	2,270,000	2,070,871
08/01/2052	5.450%	5,818,000	5,587,379
NuStar Logistics LP
10/01/2025	5.750%	832,000	823,220
06/01/2026	6.000%	191,000	187,194
04/28/2027	5.625%	111,000	106,915
Plains All American Pipeline LP/Finance Corp.
06/15/2044	4.700%	11,015,000	9,048,785
Sunoco LP/Finance Corp.
04/15/2027	6.000%	239,000	238,885
Targa Resources Partners LP/Finance Corp.
01/15/2028	5.000%	388,000	379,492
01/15/2029	6.875%	43,000	44,074
03/01/2030	5.500%	734,000	719,241
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%		868,000	755,154
Venture Global Calcasieu Pass LLC(a)
08/15/2029	3.875%		1,179,000	1,051,688
08/15/2031	4.125%		3,380,000	2,999,000
11/01/2033	3.875%		6,510,000	5,485,201
Williams Companies, Inc. (The)
09/15/2045	5.100%		2,916,000	2,768,592
Total				48,202,232
Natural Gas 0.3%
NiSource, Inc.
05/15/2047	4.375%		8,669,000	7,799,835
Oil Field Services 0.1%
Archrock Partners LP/Finance Corp.(a)
04/01/2028	6.250%		67,000	63,660
Nabors Industries Ltd.(a)
01/15/2026	7.250%		164,000	159,490
Nabors Industries, Inc.(a)
05/15/2027	7.375%		285,000	285,370
Transocean Guardian Ltd.(a)
01/15/2024	5.875%		39,773	40,334
Transocean Pontus Ltd.(a)
08/01/2025	6.125%		26,320	27,064
Transocean Sentry Ltd.(a)
05/15/2023	5.375%		209,375	208,917
Transocean Titan Financing Ltd.(a)
02/01/2028	8.375%		734,000	761,710
USA Compression Partners LP/Finance Corp.
04/01/2026	6.875%		103,000	101,077
Total				1,647,622
Other Industry 0.0%
Hillenbrand, Inc.
03/01/2031	3.750%		224,000	188,780
Other REIT 0.4%
Blackstone Mortgage Trust, Inc.(a)
01/15/2027	3.750%		555,000	489,709
Digital Dutch Finco BV(a)
03/15/2030	1.500%	EUR	2,343,000	2,085,377
Digital Intrepid Holding BV(a)
07/18/2032	1.375%	EUR	4,067,000	3,346,900
Ladder Capital Finance Holdings LLLP/Corp.(a)
10/01/2025	5.250%		531,000	510,978
02/01/2027	4.250%		372,000	327,820
06/15/2029	4.750%		1,761,000	1,463,263

12	Columbia Total Return Bond Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, January 31, 2023 (Unaudited)
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Park Intermediate Holdings LLC/Domestic Property/Finance Co-Issuer(a)
10/01/2028	5.875%	256,000	236,859
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(a)
05/15/2029	4.875%	311,000	270,398
RHP Hotel Properties LP/Finance Corp.(a)
02/15/2029	4.500%	156,000	138,944
RLJ Lodging Trust LP(a)
07/01/2026	3.750%	219,000	201,135
09/15/2029	4.000%	241,000	202,448
Service Properties Trust
03/15/2024	4.650%	147,000	143,548
Total			9,417,379
Packaging 0.3%
Ardagh Metal Packaging Finance USA LLC/PLC(a)
06/15/2027	6.000%	632,000	632,027
09/01/2029	4.000%	1,215,000	1,006,097
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
08/15/2026	4.125%	1,004,000	916,493
Berry Global, Inc.
01/15/2026	1.570%	4,500,000	4,064,381
CANPACK SA/Eastern PA Land Investment Holding LLC(a)
11/01/2025	3.125%	147,000	133,484
Canpack SA/US LLC(a)
11/15/2029	3.875%	755,000	626,655
Trivium Packaging Finance BV(a)
08/15/2026	5.500%	799,000	767,674
08/15/2027	8.500%	373,000	359,008
Total			8,505,819
Pharmaceuticals 0.5%
1375209 BC Ltd.(a)
01/30/2028	9.000%	123,000	122,476
AbbVie, Inc.
06/15/2044	4.850%	2,170,000	2,110,905
Amgen, Inc.
03/01/2053	4.875%	7,455,000	7,078,883
Bausch Health Companies, Inc.(a)
11/01/2025	5.500%	167,000	141,522
02/01/2027	6.125%	462,000	314,983
08/15/2027	5.750%	409,000	275,850
06/01/2028	4.875%	150,000	96,287
09/30/2028	11.000%	220,000	172,245
10/15/2030	14.000%	43,000	27,662
Endo Dac/Finance LLC/Finco, Inc.(a),(j)
06/30/2028	0.000%	220,000	13,145
Grifols Escrow Issuer SA(a)
10/15/2028	4.750%	337,000	293,013
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Organon Finance 1 LLC(a)
04/30/2028	4.125%	901,000	817,617
04/30/2031	5.125%	745,000	670,726
Total			12,135,314
Property & Casualty 0.4%
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	4.250%	472,000	432,849
10/15/2027	6.750%	786,000	736,034
11/01/2029	5.875%	1,030,000	898,109
AssuredPartners, Inc.(a)
08/15/2025	7.000%	719,000	709,507
01/15/2029	5.625%	517,000	441,485
Berkshire Hathaway Finance Corp.
03/15/2052	3.850%	6,795,000	5,859,657
BroadStreet Partners, Inc.(a)
04/15/2029	5.875%	683,000	602,936
GTCR AP Finance, Inc.(a)
05/15/2027	8.000%	186,000	182,640
HUB International Ltd.(a)
12/01/2029	5.625%	576,000	518,016
Ryan Specialty Group LLC(a)
02/01/2030	4.375%	87,000	78,398
USI, Inc.(a)
05/01/2025	6.875%	65,000	64,680
Total			10,524,311
Restaurants 0.1%
1011778 BC ULC/New Red Finance, Inc.(a)
04/15/2025	5.750%	755,000	754,682
Fertitta Entertainment LLC/Finance Co., Inc.(a)
01/15/2030	6.750%	636,000	527,934
IRB Holding Corp.(a)
06/15/2025	7.000%	1,015,000	1,018,309
Yum! Brands, Inc.
03/15/2031	3.625%	223,000	191,450
04/01/2032	5.375%	507,000	480,304
Total			2,972,679
Retailers 0.7%
Asbury Automotive Group, Inc.(a)
11/15/2029	4.625%	131,000	115,746
Group 1 Automotive, Inc.(a)
08/15/2028	4.000%	153,000	134,394
L Brands, Inc.(a)
07/01/2025	9.375%	28,000	29,984
10/01/2030	6.625%	187,000	182,731

Columbia Total Return Bond Fund | Third Quarter Report 2023	13

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, January 31, 2023 (Unaudited)
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
L Brands, Inc.
06/15/2029	7.500%	63,000	63,904
11/01/2035	6.875%	135,000	123,886
LCM Investments Holdings II LLC(a)
05/01/2029	4.875%	254,000	209,611
Lithia Motors, Inc.(a)
01/15/2031	4.375%	325,000	276,766
Lowe’s Companies, Inc.
04/01/2062	4.450%	4,219,000	3,582,043
09/15/2062	5.800%	11,305,000	11,762,013
PetSmart, Inc./Finance Corp.(a)
02/15/2028	4.750%	406,000	376,518
02/15/2029	7.750%	636,000	627,068
Wolverine World Wide, Inc.(a)
08/15/2029	4.000%	325,000	261,097
Total			17,745,761
Supermarkets 0.1%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2026	7.500%	76,000	78,199
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2026	3.250%	841,000	776,611
01/15/2027	4.625%	688,000	653,061
Total			1,507,871
Technology 1.5%
Black Knight InfoServ LLC(a)
09/01/2028	3.625%	181,000	161,051
Block, Inc.
06/01/2026	2.750%	151,000	137,284
06/01/2031	3.500%	214,000	179,551
Boxer Parent Co., Inc.(a)
10/02/2025	7.125%	63,000	62,586
Broadcom, Inc.(a)
04/15/2034	3.469%	2,714,000	2,249,444
11/15/2036	3.187%	9,073,000	6,935,826
Camelot Finance SA(a)
11/01/2026	4.500%	127,000	120,826
Clarivate Science Holdings Corp.(a)
07/01/2028	3.875%	252,000	224,996
07/01/2029	4.875%	596,000	524,125
CommScope Technologies LLC(a)
06/15/2025	6.000%	99,000	93,779
Condor Merger Sub, Inc.(a)
02/15/2030	7.375%	712,000	588,781
Dun & Bradstreet Corp. (The)(a)
12/15/2029	5.000%	182,000	162,319
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Entegris Escrow Corp.(a)
04/15/2029	4.750%	236,000	221,420
06/15/2030	5.950%	834,000	801,114
Gartner, Inc.(a)
07/01/2028	4.500%	137,000	130,255
06/15/2029	3.625%	3,326,000	2,986,014
10/01/2030	3.750%	8,044,000	7,126,228
HealthEquity, Inc.(a)
10/01/2029	4.500%	669,000	598,601
Helios Software Holdings, Inc.(a)
05/01/2028	4.625%	466,000	374,388
ION Trading Technologies Sarl(a)
05/15/2028	5.750%	413,000	353,740
Iron Mountain, Inc.(a)
07/15/2028	5.000%	140,000	129,524
09/15/2029	4.875%	42,000	37,963
07/15/2030	5.250%	517,000	467,914
Logan Merger Sub, Inc.(a)
09/01/2027	5.500%	1,160,000	584,330
Minerva Merger Sub, Inc.(a)
02/15/2030	6.500%	991,000	817,826
NCR Corp.(a)
09/01/2027	5.750%	91,000	88,774
10/01/2028	5.000%	516,000	458,990
04/15/2029	5.125%	679,000	590,791
09/01/2029	6.125%	184,000	182,222
10/01/2030	5.250%	235,000	204,054
Neptune Bidco US, Inc.(a)
04/15/2029	9.290%	403,000	392,189
NXP BV/Funding LLC/USA, Inc.
05/01/2030	3.400%	1,090,000	976,486
01/15/2033	5.000%	3,969,000	3,891,048
02/15/2042	3.125%	2,907,000	2,099,071
Picard Midco, Inc.(a)
03/31/2029	6.500%	734,000	644,043
PTC, Inc.(a)
02/15/2025	3.625%	149,000	142,912
Sabre GLBL, Inc.(a)
04/15/2025	9.250%	73,000	74,554
09/01/2025	7.375%	100,000	98,814
12/15/2027	11.250%	90,000	95,396
Sensata Technologies BV(a)
09/01/2030	5.875%	496,000	486,661
Shift4 Payments LLC/Finance Sub, Inc.(a)
11/01/2026	4.625%	244,000	231,068
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	5.750%	192,000	193,878
Tencent Holdings Ltd.(a)
06/03/2050	3.240%	2,050,000	1,411,511

14	Columbia Total Return Bond Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, January 31, 2023 (Unaudited)
Corporate Bonds & Notes(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Verscend Escrow Corp.(a)
08/15/2026	9.750%	497,000	499,221
ZoomInfo Technologies LLC/Finance Corp.(a)
02/01/2029	3.875%	240,000	207,027
Total			39,038,595
Wireless 0.9%
Altice France Holding SA(a)
02/15/2028	6.000%	559,000	377,695
Altice France SA(a)
02/01/2027	8.125%	85,000	79,664
01/15/2028	5.500%	830,000	688,982
07/15/2029	5.125%	881,000	691,898
10/15/2029	5.500%	537,000	424,152
American Tower Corp.
08/15/2029	3.800%	7,011,000	6,552,634
06/15/2030	2.100%	1,950,000	1,599,988
SBA Communications Corp.
02/15/2027	3.875%	375,000	346,419
02/01/2029	3.125%	576,000	488,235
Sprint Capital Corp.
03/15/2032	8.750%	209,000	258,048
Sprint Corp.
06/15/2024	7.125%	669,000	683,951
02/15/2025	7.625%	741,000	769,099
T-Mobile US, Inc.
02/15/2031	2.875%	5,721,000	4,896,346
04/15/2031	3.500%	5,198,000	4,660,418
Vmed O2 UK Financing I PLC(a)
01/31/2031	4.250%	1,220,000	1,023,568
07/15/2031	4.750%	777,000	662,393
Total			24,203,490
Wirelines 0.4%
AT&T, Inc.
03/01/2029	4.350%	5,010,000	4,921,423
12/01/2057	3.800%	4,538,000	3,450,219
Front Range BidCo, Inc.(a)
03/01/2027	4.000%	250,000	198,705
Frontier Communications Holdings LLC(a)
05/15/2030	8.750%	294,000	304,557
Iliad Holding SAS(a)
10/15/2026	6.500%	905,000	856,591
10/15/2028	7.000%	1,298,000	1,218,737
Total			10,950,232
Total Corporate Bonds & Notes (Cost $822,398,532)			711,692,242

Foreign Government Obligations(m) 2.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Canada 0.0%
NOVA Chemicals Corp.(a)
05/01/2025	5.000%	75,000	72,584
06/01/2027	5.250%	445,000	413,556
05/15/2029	4.250%	441,000	378,730
Total			864,870
Colombia 0.6%
Colombia Government International Bond
04/15/2031	3.125%	3,793,000	2,872,929
04/22/2032	3.250%	2,860,000	2,115,672
02/26/2044	5.625%	775,000	592,266
06/15/2045	5.000%	3,000,000	2,112,099
05/15/2049	5.200%	4,442,000	3,146,684
Ecopetrol SA
04/29/2030	6.875%	4,400,000	4,120,350
Total			14,960,000
Dominican Republic 0.0%
Dominican Republic International Bond(a)
01/25/2027	5.950%	785,000	786,198
Egypt 0.1%
Egypt Government International Bond(a)
02/16/2031	5.875%	4,255,000	3,038,762
01/31/2047	8.500%	1,015,000	719,277
Total			3,758,039
India 0.1%
Export-Import Bank of India(a)
01/15/2030	3.250%	2,250,000	2,003,747
Indonesia 0.1%
PT Indonesia Asahan Aluminium Persero(a)
05/15/2025	4.750%	342,000	339,002
05/15/2030	5.450%	1,700,000	1,699,358
Total			2,038,360
Ivory Coast 0.1%
Ivory Coast Government International Bond(a)
06/15/2033	6.125%	2,801,000	2,491,810
Mexico 0.9%
Petroleos Mexicanos
09/21/2047	6.750%	14,016,000	9,737,765
01/23/2050	7.690%	6,500,000	4,868,901
01/28/2060	6.950%	11,185,000	7,709,415
Total			22,316,081

Columbia Total Return Bond Fund | Third Quarter Report 2023	15

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, January 31, 2023 (Unaudited)
Foreign Government Obligations(m) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Paraguay 0.1%
Paraguay Government International Bond(a)
08/11/2044	6.100%	2,465,000	2,450,037
Qatar 0.3%
Qatar Government International Bond(a)
03/14/2049	4.817%	2,400,000	2,407,940
Qatar Petroleum(a)
07/12/2031	2.250%	5,762,000	4,907,898
Total			7,315,838
Russian Federation 0.0%
Gazprom OAO Via Gaz Capital SA(a)
02/06/2028	4.950%	1,320,000	976,800
Saudi Arabia 0.1%
Saudi Government International Bond(a)
04/17/2049	5.000%	2,550,000	2,454,796
South Africa 0.2%
Republic of South Africa Government International Bond
09/30/2029	4.850%	2,300,000	2,098,971
09/30/2049	5.750%	3,152,000	2,412,655
Total			4,511,626
Ukraine 0.0%
Ukraine Government International Bond(a)
09/25/2034	7.375%	800,000	158,342
United Arab Emirates 0.3%
DP World Ltd.(a)
09/25/2048	5.625%	3,620,000	3,647,126
DP World PLC(a)
07/02/2037	6.850%	3,540,000	4,023,162
Total			7,670,288
Total Foreign Government Obligations (Cost $92,913,070)			74,756,832

Residential Mortgage-Backed Securities - Agency 34.1%

Federal Home Loan Mortgage Corp.
04/01/2026	4.000%	61,265	60,900
12/01/2046	3.500%	5,817,935	5,588,115
12/01/2051	2.500%	22,383,156	19,751,488
02/01/2052- 05/01/2052	3.000%	37,730,668	34,478,481
Federal Home Loan Mortgage Corp.(n)
09/01/2049	3.000%	4,786,927	4,398,047
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.(b),(e)
CMO Series 3922 Class SH
-1.0 x 1-month USD LIBOR + 5.900% Cap 5.900% 09/15/2041	1.441%	223,622	18,603
CMO Series 4097 Class ST
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 08/15/2042	1.591%	630,851	70,468
CMO Series 4903 Class SA
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 08/25/2049	1.544%	11,094,129	1,255,047
CMO Series 4979 Class KS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 06/25/2048	1.544%	5,139,418	707,805
CMO STRIPS Series 2012-278 Class S1
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 09/15/2042	1.591%	820,815	84,577
CMO STRIPS Series 309 Class S4
-1.0 x 1-month USD LIBOR + 5.970% Cap 5.970% 08/15/2043	1.511%	410,082	42,115
Federal Home Loan Mortgage Corp.(e)
CMO Series 4176 Class BI
03/15/2043	3.500%	779,942	107,649
Federal Home Loan Mortgage Corp.(d),(e)
CMO Series 4620 Class AS
11/15/2042	0.000%	680,017	32,453
Federal Home Loan Mortgage Corp. REMICS(e)
CMO Series 5187 Class IK
01/25/2052	3.000%	23,022,852	4,653,883
Federal National Mortgage Association(b)
6-month USD LIBOR + 1.415% Floor 1.415%, Cap 11.040% 06/01/2032	3.665%	2,457	2,404
1-year CMT + 2.305% Floor 2.305%, Cap 10.430% 07/01/2037	4.055%	48,206	47,856
Federal National Mortgage Association(n)
08/01/2043- 02/01/2048	4.000%	9,891,074	9,777,058
04/01/2049- 11/01/2051	3.000%	35,678,029	32,817,184

16	Columbia Total Return Bond Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, January 31, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association
06/01/2045- 05/01/2052	3.500%	32,214,866	30,614,439
09/01/2048- 07/01/2052	4.000%	22,683,773	22,352,292
11/01/2049- 04/01/2052	3.000%	20,289,588	18,603,492
09/01/2052	5.000%	24,959,715	25,202,684
CMO Series 2017-72 Class B
09/25/2047	3.000%	5,202,014	4,803,470
Federal National Mortgage Association(b),(e)
CMO Series 2013-101 Class CS
-1.0 x 1-month USD LIBOR + 5.900% Cap 5.900% 10/25/2043	1.394%	2,036,233	222,165
CMO Series 2014-93 Class ES
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 01/25/2045	1.644%	1,229,897	154,886
CMO Series 2016-31 Class VS
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 06/25/2046	1.494%	906,329	97,146
CMO Series 2016-53 Class KS
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 08/25/2046	1.494%	3,977,103	471,192
CMO Series 2016-57 Class SA
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 08/25/2046	1.494%	9,026,238	1,078,940
CMO Series 2017-109 Class SA
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 01/25/2048	1.644%	4,530,029	615,667
CMO Series 2017-20 Class SA
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 04/25/2047	1.594%	3,821,568	485,919
CMO Series 2017-54 Class NS
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 07/25/2047	1.644%	3,377,957	483,499
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2017-54 Class SN
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 07/25/2047	1.644%	6,908,712	1,022,963
CMO Series 2018-66 Class SM
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 09/25/2048	1.694%	4,762,836	578,219
CMO Series 2018-67 MS Class MS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 09/25/2048	1.694%	3,561,312	463,071
CMO Series 2018-74 Class SA
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 10/25/2048	1.644%	6,673,593	790,395
CMO Series 2019-33 Class SB
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 07/25/2049	1.544%	16,165,848	1,843,481
CMO Series 2019-60 Class SH
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 10/25/2049	1.544%	10,203,858	1,258,706
CMO Series 2019-67 Class SE
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 11/25/2049	1.544%	8,649,560	1,343,431
Federal National Mortgage Association(e)
CMO Series 2020-76 Class EI
11/25/2050	2.500%	13,458,712	2,080,523
Freddie Mac REMICS(e)
CMO Series 5123 Class IG
08/25/2048	2.500%	14,858,194	1,964,702
CMO Series 5152 Class XI
11/25/2050	2.500%	41,343,686	5,586,508
Freddie Mac STACR REMIC Trust(a),(b)
Subordinated CMO Series 2021-HQA2 Class B2
30-day Average SOFR + 5.450% 12/25/2033	9.760%	5,000,000	3,948,592
Government National Mortgage Association(b)
1-year CMT + 1.500% Floor 1.500%, Cap 11.500% 07/20/2025	2.625%	2,967	2,929

Columbia Total Return Bond Fund | Third Quarter Report 2023	17

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, January 31, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association
12/15/2038- 01/15/2039	6.000%	32,394	34,194
02/15/2039	5.500%	16,086	16,675
10/15/2040- 04/15/2041	4.000%	431,211	428,387
Government National Mortgage Association(n)
04/20/2048	4.500%	3,718,377	3,742,796
Government National Mortgage Association(e)
CMO Series 2014-184 Class CI
11/16/2041	3.500%	3,700,670	454,440
CMO Series 2020-175 Class KI
11/20/2050	2.500%	25,138,477	3,491,440
CMO Series 2020-191 Class UG
12/20/2050	3.500%	17,154,906	2,801,441
CMO Series 2021-119 Class QI
07/20/2051	3.000%	22,152,630	3,225,855
CMO Series 2021-16 Class KI
01/20/2051	2.500%	22,368,612	3,181,282
CMO Series 2021-89 Class IO
05/20/2051	3.000%	24,023,075	3,539,394
CMO Series 2021-97 Class IQ
06/20/2051	2.500%	14,742,931	1,909,699
Government National Mortgage Association(b),(e)
CMO Series 2017-130 Class GS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 08/20/2047	1.714%	9,639,364	1,719,765
CMO Series 2017-130 Class HS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 08/20/2047	1.714%	4,674,138	508,180
CMO Series 2017-149 Class BS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 10/20/2047	1.714%	6,011,764	733,781
CMO Series 2017-163 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 11/20/2047	1.714%	2,436,351	251,780
CMO Series 2017-37 Class SB
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 03/20/2047	1.664%	3,588,396	382,033
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-103 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 08/20/2048	1.714%	3,429,322	387,245
CMO Series 2018-112 Class LS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 08/20/2048	1.714%	4,286,044	480,203
CMO Series 2018-125 Class SK
-1.0 x 1-month USD LIBOR + 6.250% Cap 6.250% 09/20/2048	1.764%	5,445,572	498,713
CMO Series 2018-134 Class KS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 10/20/2048	1.714%	4,304,513	478,415
CMO Series 2018-139 Class SC
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 10/20/2048	1.664%	3,086,154	322,982
CMO Series 2018-148 Class SB
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 01/20/2048	1.714%	8,482,178	1,014,436
CMO Series 2018-151 Class SA
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 11/20/2048	1.664%	7,217,244	784,757
CMO Series 2018-89 Class MS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 06/20/2048	1.714%	4,481,191	431,884
CMO Series 2018-89 Class SM
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 06/20/2048	1.714%	5,701,513	492,257
CMO Series 2018-91 Class DS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 07/20/2048	1.714%	4,299,893	461,142

18	Columbia Total Return Bond Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, January 31, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-20 Class JS
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 02/20/2049	1.514%	6,903,439	751,270
CMO Series 2019-5 Class SH
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 01/20/2049	1.664%	4,942,358	550,885
CMO Series 2019-56 Class SG
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 05/20/2049	1.664%	5,448,288	597,274
CMO Series 2019-59 Class KS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 05/20/2049	1.564%	5,295,610	574,954
CMO Series 2019-85 Class SC
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 07/20/2049	1.664%	4,760,679	507,170
CMO Series 2019-90 Class SD
-1.0 x 1-month USD LIBOR + 6.150% 07/20/2049	1.664%	7,844,977	918,781
CMO Series 2020-21 Class VS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 02/20/2050	1.564%	3,583,091	411,160
CMO Series 2020-62 Class SG
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 05/20/2050	1.664%	6,637,226	721,033
CMO Series 2022-18 Class SL
-1.0 x 30-day Average SOFR + 6.300% Cap 6.300% 01/20/2052	1.990%	24,437,474	3,484,911
CMO Series 2022-63 Class GS
-1.0 x 30-day Average SOFR + 5.500% Cap 5.500% 04/20/2052	1.190%	25,770,772	3,012,547
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association TBA(l)
02/21/2053	4.000%	96,000,000	93,195,000
02/21/2053	4.500%	50,000,000	49,640,625
02/21/2053	5.000%	75,000,000	75,509,765
Uniform Mortgage-Backed Security TBA(l)
02/16/2038- 02/13/2053	3.000%	67,500,000	62,936,760
02/13/2053	4.000%	62,000,000	59,868,750
02/13/2053	4.500%	126,100,000	124,523,750
02/13/2053	5.000%	128,000,000	128,469,999
Total Residential Mortgage-Backed Securities - Agency (Cost $890,243,990)			877,411,254

Residential Mortgage-Backed Securities - Non-Agency 31.2%

510 Asset Backed Trust(a),(d)
CMO Series 2021-NPL2 Class A1
06/25/2061	2.116%	7,662,823	7,143,172
American Mortgage Trust(c),(d),(i)
CMO Series 2093-3 Class 3A
07/27/2023	8.188%	35	21
Angel Oak Mortgage Trust I LLC(a),(d)
CMO Series 2018-3 Class M1
09/25/2048	4.421%	4,795,000	4,667,558
Bellemeade Re Ltd.(a),(b)
CMO Series 2017-1 Class M2
1-month USD LIBOR + 3.350% 10/25/2027	7.856%	413,673	413,797
CMO Series 2019-1A Class M1B
1-month USD LIBOR + 1.750% Floor 1.750% 03/25/2029	6.256%	22,581	22,565
CMO Series 2019-2A Class M1C
1-month USD LIBOR + 2.000% Floor 2.000% 04/25/2029	6.506%	4,334,073	4,330,212
CMO Series 2019-2A Class M2
1-month USD LIBOR + 3.100% Floor 3.100% 04/25/2029	7.606%	10,964,000	10,728,082
CMO Series 2019-4A Class M1C
1-month USD LIBOR + 2.500% Floor 2.500% 10/25/2029	7.006%	3,062,651	3,068,426
CMO Series 2020-4A Class M2B
1-month USD LIBOR + 3.600% Floor 3.600% 06/25/2030	8.106%	3,517,362	3,513,405
CMO Series 2021-2A Class M1B
30-day Average SOFR + 1.500% Floor 1.500% 06/25/2031	5.444%	8,000,000	7,637,015

Columbia Total Return Bond Fund | Third Quarter Report 2023	19

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, January 31, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated CMO Series 2018-3A Class B1
1-month USD LIBOR + 3.900% Floor 3.900% 10/25/2028	8.406%	6,000,000	5,876,901
BRAVO Residential Funding Trust(a),(d)
CMO Series 2021-A Class A1
10/25/2059	1.991%	7,360,298	7,020,111
BVRT Financing Trust(a),(b),(c)
CMO Series 2021-3F Class M1
30-day Average SOFR + 1.750% Floor 1.750% 07/12/2033	3.608%	8,597,542	8,597,542
CMO Series 2021-3F Class M2
30-day Average SOFR + 2.900% Floor 2.900% 07/12/2033	4.187%	15,300,000	15,300,000
CMO Series 2021-CRT1 Class M3
1-month USD LIBOR + 2.750% Floor 3.000% 01/10/2033	3.000%	4,572,219	4,393,217
CMO Series 2021-CRT3 Class B1
30-day Average SOFR + 4.300% Floor 4.300% 01/10/2031	4.338%	10,000,000	10,000,000
CHNGE Mortgage Trust(a),(d)
CMO Series 2022-5 Class A1
01/25/2058	6.000%	8,884,851	8,671,933
Citigroup Mortgage Loan Trust, Inc.(a)
Subordinated CMO Series 2014-C Class B1
02/25/2054	4.250%	4,222,867	4,084,254
COLT Mortgage Loan Trust(a),(d)
CMO Series 2021-3 Class A1
09/27/2066	0.956%	7,721,299	6,236,352
CMO Series 2021-5 Class A3
11/26/2066	2.807%	6,400,000	4,511,888
CMO Series 2021-6 Class A3
12/25/2066	3.006%	8,426,000	6,176,180
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2019-HRP1 Class M2
1-month USD LIBOR + 2.150% 11/25/2039	6.656%	4,365,268	4,333,358
CMO Series 2022-R01 Class 1M2
30-day Average SOFR + 1.900% 12/25/2041	6.210%	15,000,000	14,632,414
Subordinated CMO Series 2022-R01 Class 1B2
30-day Average SOFR + 6.000% 12/25/2041	10.310%	19,800,000	17,857,283
Credit Suisse Mortgage Trust(a),(d)
CMO Series 2021-NQM1 Class A3
05/25/2065	1.199%	1,851,944	1,586,559
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CSMC Trust(a),(d)
CMO Series 2020-RPL2 Class A12
02/25/2060	3.455%	14,138,904	14,160,558
Deephaven Residential Mortgage Trust(a),(d)
CMO Series 2020-2 Class M1
05/25/2065	4.112%	7,190,000	6,617,641
CMO Series 2021-4 Class A1
11/25/2066	1.931%	6,630,372	5,827,572
CMO Series 2021-4 Class A3
11/25/2066	2.239%	6,879,011	5,930,584
Eagle Re Ltd.(a),(b)
CMO Series 2018-1 Class B1
1-month USD LIBOR + 4.000% Floor 4.000% 11/25/2028	8.506%	3,000,000	3,098,185
CMO Series 2018-1 Class M1
1-month USD LIBOR + 1.700% Floor 1.700% 11/25/2028	6.206%	1,376,515	1,374,914
Subordinated CMO Series 2020-1 Class M1B
1-month USD LIBOR + 1.450% 01/25/2030	5.956%	11,148,304	10,998,934
Ellington Financial Mortgage Trust(a),(d)
CMO Series 2019-2 Class M1
11/25/2059	3.469%	2,500,000	2,200,585
FMC GMSR Issuer Trust(a),(d)
CMO Series 2020-GT1 Class A
01/25/2026	4.450%	10,500,000	9,240,743
Freddie Mac STACR(b)
CMO Series 2020-CS01 Class M3
1-month USD LIBOR + 0.000% 04/25/2033	4.000%	16,906,580	16,207,574
CMO Series 2020-CS02 Class M4
1-month USD LIBOR + 0.000% 06/25/2033	4.506%	7,500,000	6,680,030
Freddie Mac STACR REMIC Trust(a),(b)
CMO Series 2021-DNA5 Class M2
30-day Average SOFR + 1.650% 01/25/2034	5.960%	3,731,031	3,695,256
CMO Series 2021-HQA1 Class M2
30-day Average SOFR + 2.250% 08/25/2033	6.560%	12,300,000	11,940,279
CMO Series 2022-DNA1 Class M1B
30-day Average SOFR + 1.850% 01/25/2042	6.160%	7,900,000	7,648,039
CMO Series 2022-HQA1 Class M2
30-day Average SOFR + 5.250% 03/25/2042	9.560%	16,582,000	16,559,031

20	Columbia Total Return Bond Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, January 31, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated CMO Series 2020-HQA3 Class B1
1-month USD LIBOR + 5.750% 07/25/2050	10.256%	7,448,827	7,977,874
Subordinated CMO Series 2021-DNA5 Class B2
30-day Average SOFR + 5.500% 01/25/2034	9.810%	16,000,000	13,756,677
Freddie Mac STACR Trust(a),(b)
Subordinated CMO Series 2019-DNA4 Class B1
1-month USD LIBOR + 2.700% 10/25/2049	7.206%	8,625,000	8,547,149
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(b)
CMO Series 2020-HQA5 Class M2
30-day Average SOFR + 2.600% 11/25/2050	6.910%	9,675,332	9,771,680
Subordinated CMO Series 2020-HQA5 Class B1
30-day Average SOFR + 4.000% 11/25/2050	8.310%	8,500,000	8,391,966
Subordinated CMO Series 2022-DNA2 Class B2
30-day Average SOFR + 8.500% 02/25/2042	12.810%	8,750,000	8,036,916
GCAT LLC(a),(d)
CMO Series 2021-CM1 Class A1
04/25/2065	1.469%	8,202,478	7,742,452
GCAT Trust(a),(d)
CMO Series 2021-NQM6 Class A2
08/25/2066	2.710%	4,100,000	3,258,926
CMO Series 2021-NQM6 Class A3
08/25/2066	2.810%	7,500,000	5,384,438
CMO Series 2021-NQM7 Class A3
08/25/2066	2.891%	10,000,000	7,345,193
Genworth Mortgage Insurance Corp.(a),(b)
CMO Series 2021-3 Class M1B
30-day Average SOFR + 2.900% Floor 2.900% 02/25/2034	6.844%	18,000,000	16,848,018
Glebe Funding Trust (The)(a),(c)
CMO Series 2021-1 Class PT
10/27/2023	3.000%	14,017,618	12,782,315
Home Re Ltd.(a),(b)
CMO Series 2020-1 Class M1C
1-month USD LIBOR + 4.150% Floor 4.150% 10/25/2030	8.656%	3,381,198	3,394,556
Subordinated CMO Series 2019-1 Class B1
1-month USD LIBOR + 4.350% 05/25/2029	8.856%	7,323,000	7,174,944
Homeward Opportunities Fund Trust(a),(h)
CMO Series 2020-BPL1 Class A1
08/25/2025	3.228%	3,839,832	3,827,141
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Imperial Fund Mortgage Trust(a),(d)
CMO Series 2021-NQM4 Class A2
01/25/2057	2.296%	3,755,759	3,268,788
Legacy Mortgage Asset Trust(a),(d)
CMO Series 2021-GS1 Class A1
10/25/2066	1.892%	5,719,620	5,320,830
CMO Series 2021-GS2 Class A1
04/25/2061	1.750%	4,644,961	4,372,781
CMO Series 2021-SL2 Class A
10/25/2068	1.875%	8,402,602	7,604,715
Loan Revolving Advance Investment Trust(a),(b),(c)
CMO Series 2021-2 Class A1X
1-month USD LIBOR + 2.750% Floor 2.750% 06/30/2023	7.204%	628,239	628,239
MFA Trust(a),(d)
CMO Series 2020-NQM1 Class M1
08/25/2049	3.071%	2,800,000	2,455,969
CMO Series 2020-NQM2 Class M1
04/25/2065	3.034%	12,854,000	10,175,645
Mortgage Acquisition Trust I LLC(a),(c)
CMO Series 2021-1 Class PT
11/29/2023	3.500%	5,360,653	4,849,716
Mortgage Insurance-Linked Notes(a),(b)
CMO Series 2020-1 Class M1C
1-month USD LIBOR + 1.750% Floor 1.750% 01/25/2030	6.256%	2,387,788	2,318,485
New York Mortgage Trust(a),(d)
CMO Series 2021-BPL1 Class A1
05/25/2026	2.239%	8,280,000	7,785,979
NRZ Excess Spread-Collateralized Notes(a)
Series 2020-PLS1 Class A
12/25/2025	3.844%	2,959,206	2,704,424
Oaktown Re II Ltd.(a),(b)
CMO Series 2018-1A Class M1
1-month USD LIBOR + 1.550% 07/25/2028	6.056%	1,032,766	1,031,122
Oaktown Re V Ltd.(a),(b)
CMO Series 2020-2A Class M1B
1-month USD LIBOR + 3.600% Floor 3.600% 10/25/2030	8.106%	198,481	198,493
Oaktown Re VI Ltd.(a),(b)
CMO Series 2021-1A Class M1B
30-day Average SOFR + 2.050% Floor 2.050% 10/25/2033	6.360%	4,000,000	3,965,947

Columbia Total Return Bond Fund | Third Quarter Report 2023	21

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, January 31, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PMT Credit Risk Transfer Trust(a),(b)
Series 2019-2R Class A
1-month USD LIBOR + 2.750% Floor 2.750% 05/27/2023	7.267%	2,357,405	2,300,897
PNMAC GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 2.850% Floor 2.850% 02/25/2023	7.356%	26,000,000	25,530,794
CMO Series 2018-GT2 Class A
1-month USD LIBOR + 2.650% 08/25/2025	7.156%	38,450,000	37,118,061
Point Securitization Trust(a),(d)
CMO Series 2021-1 Class A1
02/25/2052	3.228%	10,100,614	9,557,814
Preston Ridge Partners Mortgage Trust(a),(d)
CMO Series 2021-1 Class A1
01/25/2026	2.115%	11,722,121	11,205,827
CMO Series 2021-2 Class A1
03/25/2026	2.115%	4,766,697	4,510,987
CMO Series 2021-3 Class A1
04/25/2026	1.867%	13,681,900	12,692,283
CMO Series 2021-7 Class A1
08/25/2026	1.867%	6,319,543	5,765,826
CMO Series 2021-8 Class A1
09/25/2026	1.743%	5,034,493	4,560,706
Pretium Mortgage Credit Partners(a),(d)
CMO Series 2022-NPL1 Class A1
01/25/2052	2.981%	19,995,666	18,371,058
Pretium Mortgage Credit Partners I LLC(a),(d)
CMO Series 2021-NPL2 Class A1
06/27/2060	1.992%	8,174,026	7,623,195
Pretium Mortgage Credit Partners LLC(a),(d)
CMO Series 2021-RN2 Class A1
07/25/2051	1.744%	4,776,792	4,370,067
PRPM LLC(a),(d)
CMO Series 2021-RPL1 Class A1
07/25/2051	1.319%	4,335,102	3,850,905
Radnor Re Ltd.(a),(b)
CMO Series 2020-1 Class M1B
1-month USD LIBOR + 1.450% Floor 1.450% 01/25/2030	5.956%	12,340,000	12,049,950
Radnor RE Ltd.(a),(b)
CMO Series 2021-1 Class M1A
30-day Average SOFR + 1.650% Floor 1.650% 12/27/2033	5.960%	1,532,069	1,527,262
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-1 Class M1C
30-day Average SOFR + 2.700% Floor 2.700% 12/27/2033	7.010%	14,000,000	13,341,611
Residential Mortgage Loan Trust(a),(d)
CMO Series 2019-3 Class A3
09/25/2059	3.044%	189,372	185,628
Saluda Grade Alternative Mortgage Trust(a)
CMO Series 2020-FIG1 Class A1
09/25/2050	3.568%	4,253,774	4,184,082
SG Residential Mortgage Trust(a),(d)
CMO Series 2019-3 Class M1
09/25/2059	3.526%	3,801,000	3,483,106
Stanwich Mortgage Loan Co. LLC(a),(d)
CMO Series 2021-NPB1 Class A1
10/16/2026	2.735%	8,021,105	7,152,204
Starwood Mortgage Residential Trust(a),(d)
CMO Series 2020-3 Class M1
04/25/2065	3.544%	6,500,000	5,454,651
CMO Series 2021-3 Class A1
06/25/2056	1.127%	2,236,447	1,820,597
CMO Series 2021-6 Class A3
11/25/2066	2.933%	13,954,000	9,651,369
CMO Series 2022-2 Class A1
02/25/2067	3.128%	2,920,205	2,723,196
Stonnington Mortgage Trust(a),(c),(d)
CMO Series 2020-1 Class A
07/28/2024	3.500%	1,834,480	1,806,962
Toorak Mortgage Corp., Ltd.(a),(d)
CMO Series 2021-1 Class A1
06/25/2024	2.240%	15,000,000	14,315,641
Triangle Re Ltd.(a),(b)
CMO Series 2021-1 Class M1C
1-month USD LIBOR + 3.400% Floor 3.400% 08/25/2033	7.906%	428,860	428,471
CMO Series 2021-2 Class M1B
1-month USD LIBOR + 2.600% Floor 2.600% 10/25/2033	7.106%	8,161,348	8,161,374
CMO Series 2021-2 Class M1C
1-month USD LIBOR + 4.500% Floor 4.500% 10/25/2033	9.006%	4,800,000	4,952,594
VCAT Asset Securitization LLC(a),(d)
CMO Series 2021-NPL6 Class A1
09/25/2051	1.917%	9,459,714	8,795,489
VCAT LLC(a),(d)
CMO Series 2021-NPL5 Class A1
08/25/2051	1.868%	10,757,155	9,994,717

22	Columbia Total Return Bond Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, January 31, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vericrest Opportunity Loan Transferee CVI LLC(a),(d)
CMO Series 2021-NP12 Class A1
12/26/2051	2.734%	22,013,932	20,501,764
Vericrest Opportunity Loan Transferee XCIX LLC(a),(d)
CMO Series 2021-NPL8 Class A1
04/25/2051	2.116%	5,919,051	5,382,659
Vericrest Opportunity Loan Transferee XCVI LLC(a),(d)
CMO Series 2021-NPL5 Class A1
03/27/2051	2.116%	7,512,510	7,052,335
Verus Securitization Trust(a),(d)
CMO Series 2020-1 Class M1
01/25/2060	3.021%	13,245,000	10,675,047
CMO Series 2020-4 Class M1
05/25/2065	3.291%	4,000,000	3,504,860
CMO Series 2021-5 Class A2
09/25/2066	1.218%	2,143,961	1,785,309
CMO Series 2021-5 Class A3
09/25/2066	1.373%	4,059,393	3,309,598
CMO Series 2021-5 Class M1
09/25/2066	2.331%	2,600,000	1,641,684
CMO Series 2021-7 Class A3
10/25/2066	2.240%	6,907,025	5,794,989
CMO Series 2021-R1 Class A1
10/25/2063	0.820%	2,034,245	1,843,181
Subordinated CMO Series 2021-8 Class B1
11/25/2066	4.242%	12,412,000	8,545,141
Visio Trust(a),(d)
CMO Series 2019-2 Class A3
11/25/2054	3.076%	1,103,577	1,033,712
Visio Trust(a)
CMO Series 2021-1R Class A1
05/25/2056	1.280%	7,790,964	7,182,620
CMO Series 2021-1R Class A2
05/25/2056	1.484%	2,467,206	2,265,073
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $859,088,000)			801,908,844

Senior Loans 0.2%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Chemicals 0.0%
WR Grace Holdings LLC(b),(o)
Term Loan
1-month USD LIBOR + 3.750% Floor 0.500% 09/22/2028	8.500%	519,750	516,039
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Cyclical Services 0.0%
8th Avenue Food & Provisions, Inc.(b),(o)
1st Lien Term Loan
1-month USD LIBOR + 3.750% 10/01/2025	8.320%	380,814	328,860
2nd Lien Term Loan
1-month USD LIBOR + 7.750% 10/01/2026	12.320%	32,969	19,781
Total			348,641
Consumer Products 0.1%
SWF Holdings I Corp.(b),(o)
1st Lien Term Loan
1-month USD LIBOR + 4.000% Floor 0.750% 10/06/2028	8.753%	1,042,125	888,089
Media and Entertainment 0.0%
Cengage Learning, Inc.(b),(o)
Tranche B 1st Lien Term Loan
1-month USD LIBOR + 4.750% Floor 1.000% 07/14/2026	9.880%	710,955	676,474
Technology 0.1%
Ascend Learning LLC(b),(o)
1st Lien Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 12/11/2028	8.070%	562,320	535,346
2nd Lien Term Loan
1-month USD LIBOR + 5.750% Floor 0.500% 12/10/2029	10.320%	338,000	292,248
DCert Buyer, Inc.(b),(o)
2nd Lien Term Loan
1-month USD LIBOR + 7.000% 02/19/2029	11.696%	404,000	368,650
Epicore Software Corp.(b),(o)
2nd Lien Term Loan
1-month USD LIBOR + 7.750% Floor 1.000% 07/31/2028	12.320%	106,000	105,580
UKG, Inc.(b),(o)
1st Lien Term Loan
1-month USD LIBOR + 3.250% Floor 0.500% 05/04/2026	8.032%	337,416	331,555

Columbia Total Return Bond Fund | Third Quarter Report 2023	23

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, January 31, 2023 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
2nd Lien Term Loan
1-month USD LIBOR + 5.250% Floor 0.500% 05/03/2027	10.032%	657,000	626,377
Total			2,259,756
Total Senior Loans (Cost $5,054,569)			4,688,999

U.S. Treasury Obligations 2.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
06/30/2025	2.750%	20,000,000	19,418,750
08/15/2025	2.000%	15,000,000	14,280,469
08/15/2045	2.875%	14,000,000	12,055,312
02/15/2046	2.500%	9,000,000	7,230,938
Total U.S. Treasury Obligations (Cost $54,133,350)			52,985,469
Options Purchased Calls 0.5%
Value ($)
(Cost $31,378,804)	13,767,411

Money Market Funds 7.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.559%(p),(q)	199,411,152	199,331,387
Total Money Market Funds (Cost $199,321,319)		199,331,387
Total Investments in Securities (Cost: $3,376,664,837)		3,127,147,290
Other Assets & Liabilities, Net		(556,515,588)
Net Assets		2,570,631,702

At January 31, 2023, securities and/or cash totaling $46,766,510 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
15,426,900 EUR	16,709,539 USD	UBS	02/17/2023	—	(77,011)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	4,429	03/2023	USD	507,189,703	5,693,300	—
U.S. Treasury 5-Year Note	484	03/2023	USD	52,873,219	111,167	—
U.S. Treasury Ultra Bond	842	03/2023	USD	119,353,500	3,640,100	—
Total					9,444,567	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
3-Month SOFR	(2,750)	12/2023	USD	(654,912,500)	—	(6,990)
Euro-Bobl	(334)	03/2023	EUR	(39,178,200)	730,836	—
Euro-Bund	(269)	03/2023	EUR	(36,804,580)	1,275,430	—
Japanese 10-Year Government Bond	(84)	03/2023	JPY	(12,311,040,000)	822,648	—
U.S. Treasury 2-Year Note	(1,556)	03/2023	USD	(319,988,970)	—	(1,251,607)
Total					2,828,914	(1,258,597)

24	Columbia Total Return Bond Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, January 31, 2023 (Unaudited)
Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	81,730,000	81,730,000	2.25	04/27/2023	1,961,520	49,062
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	162,420,000	162,420,000	2.50	05/12/2023	4,856,358	372,803
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	110,230,000	110,230,000	2.25	05/26/2023	2,259,715	138,460
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	162,300,000	162,300,000	2.75	06/26/2023	5,270,692	1,321,090
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	60,310,000	60,310,000	2.75	07/11/2023	2,110,850	549,104
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	15,000,000	15,000,000	3.50	10/27/2023	570,000	737,166
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	113,470,000	113,470,000	3.30	11/14/2023	3,631,040	4,441,681
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	162,420,000	162,420,000	2.50	05/12/2023	5,010,657	372,803
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	40,000,000	40,000,000	3.65	11/10/2023	1,540,000	2,367,944
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	55,000,000	55,000,000	3.00	01/10/2024	1,878,250	1,583,994
5-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	154,190,000	154,190,000	3.20	07/11/2023	2,289,722	1,833,304
Total							31,378,804	13,767,411

Credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 11 BBB-	Goldman Sachs International	11/18/2054	3.000	Monthly	USD	1,700,000	246,765	(992)	260,577	—	—	(14,804)
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	USD	8,000,000	1,406,250	(4,667)	324,929	—	1,076,654	—
Markit CMBX North America Index, Series 11 BBB-	JPMorgan	11/18/2054	3.000	Monthly	USD	1,700,000	246,766	(992)	57,610	—	188,164	—
Markit CMBX North America Index, Series 11 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	USD	1,000,000	175,781	(583)	58,101	—	117,097	—
Total							2,075,562	(7,234)	701,217	—	1,381,915	(14,804)

Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 38	Morgan Stanley	06/20/2027	5.000	Quarterly	USD	247,500,000	(6,171,128)	—	—	—	(6,171,128)
Markit CDX North America High Yield Index, Series 39	Morgan Stanley	12/20/2027	5.000	Quarterly	USD	38,362,000	(2,567,893)	—	—	—	(2,567,893)
Total							(8,739,021)	—	—	—	(8,739,021)

Columbia Total Return Bond Fund | Third Quarter Report 2023	25

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, January 31, 2023 (Unaudited)
Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	8.991	USD	4,000,000	(703,125)	2,333	—	(870,652)	169,860	—
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	8.991	USD	7,000,000	(1,230,468)	4,083	—	(835,970)	—	(390,415)
Markit CMBX North America Index, Series 10 BBB-	Goldman Sachs International	11/17/2059	3.000	Monthly	8.991	USD	3,750,000	(659,179)	2,187	—	(421,620)	—	(235,372)
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	8.991	USD	5,000,000	(878,906)	2,917	—	(1,077,764)	201,775	—
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	8.991	USD	5,000,000	(878,906)	2,917	—	(834,872)	—	(41,117)
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	8.991	USD	5,000,000	(878,906)	2,917	—	(803,931)	—	(72,058)
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	8.991	USD	6,000,000	(1,054,687)	3,500	—	(933,562)	—	(117,625)
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	8.991	USD	5,000,000	(878,906)	2,917	—	(975,409)	99,420	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	8.991	USD	3,000,000	(527,344)	1,750	—	(567,942)	42,348	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	8.991	USD	7,000,000	(1,230,468)	4,083	—	(1,125,504)	—	(100,881)
Total								(8,920,895)	29,604	—	(8,447,226)	513,403	(957,468)
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At January 31, 2023, the total value of these securities amounted to $1,484,296,606, which represents 57.74% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of January 31, 2023.
(c)	Valuation based on significant unobservable inputs.
(d)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of January 31, 2023.
(e)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(f)	Non-income producing investment.
(g)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(h)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of January 31, 2023.
(i)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At January 31, 2023, the total value of these securities amounted to $41,090, which represents less than 0.01% of total net assets.
26	Columbia Total Return Bond Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Total Return Bond Fund, January 31, 2023 (Unaudited)
Notes to Portfolio of Investments  (continued)
(j)	Represents a security in default.
(k)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(l)	Represents a security purchased on a when-issued basis.
(m)	Principal and interest may not be guaranteed by a governmental entity.
(n)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(o)	The stated interest rate represents the weighted average interest rate at January 31, 2023 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the LIBOR and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(p)	The rate shown is the seven-day current annualized yield at January 31, 2023.
(q)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended January 31, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.559%
	121,311,912	1,037,425,958	(959,403,335)	(3,148)	199,331,387	(23,678)	2,470,596	199,411,152
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
FHLMC	Federal Home Loan Mortgage Corporation
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal Securities
TBA	To Be Announced
Currency Legend
EUR	Euro
JPY	Japanese Yen
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Total Return Bond Fund | Third Quarter Report 2023	27

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT166_04_N01_(03/23)